Shareholders' Equity and Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions					1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 27, 2017 USD ($) $ / shares	Aug. 01, 2017 USD ($) $ / shares	May 24, 2017 USD ($) $ / shares	May 03, 2017 shares	Jan. 31, 2014 shares	Mar. 31, 2017 shares	Mar. 31, 2016 shares	Mar. 31, 2015 Director shares	Dec. 31, 2017 USD ($) Tranche shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Apr. 30, 2017 shares	Apr. 22, 2014 shares	Jul. 19, 2013 shares	Jun. 17, 2013 shares
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Dividend payment									$ 15.2	$ 0.0	$ 0.0
Stock Option Grants [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Stock-based compensation expense									1.7	3.0	5.1
Deferred tax benefit for stock-based compensation									$ 0.6	1.1	2.0
Stock Options [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Number of stock options vested and exercisable | shares									4,685,974
Total fair value of shares vested based on weighted average grant date fair value									$ 3.7	$ 3.7	$ 3.8
Restricted Stock Units [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Stock-based compensation expense									0.7
Stock Options and RSUs [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Unrecognized stock-based compensation expense									$ 1.2
Unrecognized stock-based compensation expense weighted average period of recognition									10 months 24 days
2013 Stock Option Plan [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Common stock, reserved for issuance | shares | shares													2,177,000	5,227,750	4,963,875
Option grants contractual term									10 years
Vesting period of option grants									5 years
2013 Stock Option Plan [Member] | Tranche 2 [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option shares at exercise price at fair market value of common stock									25.00%
2013 Stock Option Plan [Member] | Year One [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option vesting percentage									20.00%
2013 Stock Option Plan [Member] | Year Two [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option vesting percentage									20.00%
2013 Stock Option Plan [Member] | Year Three [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option vesting percentage									20.00%
2013 Stock Option Plan [Member] | Year Four [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option vesting percentage									20.00%
2013 Stock Option Plan [Member] | Year Five [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option vesting percentage									20.00%
2013 Stock Option Plan [Member] | Minimum [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Number of tranches | Tranche									2
2013 Stock Option Plan [Member] | Minimum [Member] | Tranche 1 [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option shares at exercise price at fair market value of common stock									50.00%
2013 Stock Option Plan [Member] | Minimum [Member] | Tranche 3 [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option shares at exercise price at fair market value of common stock									0.00%
2013 Stock Option Plan [Member] | Maximum [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Number of tranches | Tranche									3
2013 Stock Option Plan [Member] | Maximum [Member] | Tranche 1 [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option shares at exercise price at fair market value of common stock									75.00%
2013 Stock Option Plan [Member] | Maximum [Member] | Tranche 3 [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option shares at exercise price at fair market value of common stock									25.00%
2013 Stock Option Plan [Member] | GLM [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Additional common stock shares issued to fund acquisition | shares					17,500,000
2017 Omnibus Equity Plan [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Common stock, reserved for issuance | shares | shares									4,851,591			5,000,000
Number of tranches | Tranche									1
Vesting period of option grants									4 years
2017 Omnibus Equity Plan [Member] | Year One [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option vesting percentage									25.00%
2017 Omnibus Equity Plan [Member] | Year Two [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option vesting percentage									25.00%
2017 Omnibus Equity Plan [Member] | Year Three [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option vesting percentage									25.00%
2017 Omnibus Equity Plan [Member] | Year Four [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Option vesting percentage									25.00%
IPO [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Total shares of common stock sold | shares				10,333,333
Director [Member]
Share based Compensation Arrangement by Share based Payment Award [Line Items]
Number of options granted | shares						8,625	11,625	4,375
Number of directors | Director								1
Dividends payable, date declared	Oct. 27, 2017	Aug. 01, 2017	May 24, 2017
Dividends payable, date to be paid	Nov. 30, 2017	Aug. 31, 2017	Jun. 21, 2017
Dividends payable, date of record	Nov. 16, 2017	Aug. 17, 2017	Jun. 07, 2017
Dividend paid, per share | $ / shares	$ 0.07	$ 0.07	$ 0.07
Dividend payment	$ 5.1	$ 5.1	$ 5.1